Subsequent event (Detail Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	May 12, 2020	Jul. 08, 2019	Feb. 25, 2019	Dec. 31, 2018
Statement [Line Items]
Ordinary shares par value	$ 0.001		$ 0.001	$ 1.00	$ 0.001
Subsequent Event [Member] | Initial Public Offer [Member]
Statement [Line Items]
Common stock, shares issued		1,333,333
Ordinary shares par value		$ 6.00
Proceeds from issuance of shares, gross	$ 8,000,000
Proceeds from issuance of shares, net	$ 6,200,000